Financing Receivables	12 Months Ended
Dec. 31, 2014
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables comprise mortgage loans, nontrade receivables, and loans to non-affiliates. Mortgage loans consist of the unpaid balance of mortgage loans on real estate. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. Loans to non-affiliates are loans that are intended to meet certain financial objectives of the Company, AZOA, and Allianz SE. The mortgage loans are evaluated on a collective basis for impairment unless circumstances arise that warrant individual evaluation. The nontrade receivables include some receivables evaluated on a collective basis, and some evaluated individually. The loans to non-affiliates are evaluated individually and do not require an allowance to be recorded as of December 31, 2014 and 2013. For additional information, see note 2 for nontrade receivables and note 4 for mortgage loans.

Rollforward of Allowance for Credit Losses

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to non-affiliates	Total
2014:
Allowance for credit losses:
Beginning balance	$66,750	6,217	—	72,967
(Benefit)/provision	(31,750)	269	—	(31,481)

Ending balance	35,000	6,486	—	41,486
Ending balance individually evaluated for impairment	—	1,505	—	1,505

Ending balance collectively evaluated for impairment	$35,000	4,981	—	39,981

Financing receivables:
Ending balance	$7,217,169	30,272	30,335	7,277,776
Ending balance individually evaluated for impairment	—	1,505	30,335	31,840

Ending balance collectively evaluated for impairment	$7,217,169	28,767	—	7,245,936

	Mortgage loans	Nontrade receivables	Loans to non-affiliates	Total
2013
Allowance for credit losses:
Beginning balance	$85,250	6,892	—	92,142
Benefit	(18,500)	(675)	—	(19,175)

Ending balance	66,750	6,217	—	72,967
Ending balance individually evaluated for impairment	26,750	1,505	—	28,255

Ending balance collectively evaluated for impairment	$40,000	4,712	—	44,712

Financing receivables:
Ending balance	$6,201,275	28,789	9,806	6,239,870
Ending balance individually evaluated for impairment	116,750	1,505	9,806	128,061

Ending balance collectively evaluated for impairment	$6,084,525	27,284	—	6,111,809

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its mortgage loan portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.

The loan-to-value analysis as of December 31 is shown below:

	Commercial		Residential		Total
2014:
Less than 50%	$2,439,554	33.9%	—	—%	$2,439,554	33.9%
50% – 60%	1,849,502	25.6	—	—	1,849,502	25.6
60% – 70%	2,072,965	28.7	—	—	2,072,965	28.7
70% – 80%	599,743	8.3	—	—	599,743	8.3
80% – 90%	209,957	2.9	—	—	209,957	2.9
90% – 100%	13,426	0.2	—	—	13,426	0.2
Greater than 100%	32,022	0.4	—	—	32,022	0.4

Total	$7,217,169	100.0%	—	—%	$7,217,169	100.0%

	Commercial		Residential		Total
2013:
Less than 50%	$2,025,011	32.7%	$578	100.0%	$2,025,589	32.7%
50% – 60%	1,668,987	26.9	—	—	1,668,987	26.9
60% – 70%	1,622,171	26.2	—	—	1,622,171	26.2
70% – 80%	477,096	7.7	—	—	477,096	7.7
80% – 90%	168,964	2.7	—	—	168,964	2.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	238,468	3.8	—	—	238,468	3.8

Total	$6,200,697	100.0%	$578	100.0%	$6,201,275	100.0%

The debt service coverage ratio as of December 31 is shown below:

	2014	2013
Debt service coverage ratio:
Greater than 1.4x	$5,204,622	4,103,809
1.2x – 1.4x	1,208,043	955,230
1.0x – 1.2x	656,376	858,438
Less than 1.0x	148,128	283,220

Total commercial mortgage loans	$7,217,169	6,200,697

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2014			2013
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$11,557	18,715	30,272	9,681	19,108	28,789
Allowance for credit losses	(4,981)	(1,505)	(6,486)	(4,712)	(1,505)	(6,217)

Net nontrade receivables	$6,576	17,210	23,786	4,969	17,603	22,572

Past-Due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 days past due	Total past due	Current (1)	Total
2014:
Mortgage loans	$—	—	—	—	7,217,169	7,217,169
Loans to non-affiliates	—	—	—	—	30,335	30,335
Nontrade receivables	3,794	2,533	7,021	13,348	16,924	30,272

Total	$3,794	2,533	7,021	13,348	7,264,428	7,277,776

(1)	Current amount includes all receivables 30 days or less past due.

	31–60 past due	61–90 past due	Greater than 90 days past due	Total past due	Current (1)	Total
2013:
Mortgage loans	$—	—	—	—	6,201,275	6,201,275
Loans to non-affiliates	—	—	—	—	9,806	9,806
Nontrade receivables	6,657	3,457	8,715	18,829	9,960	28,789

Total	$6,657	3,457	8,715	18,829	6,221,041	6,239,870

(1)	Current amount includes all receivables 30 days or less past due.

As of December 31, 2014 and 2013, the Company’s financing receivables did not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.